CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions	Total	Non-controlling interests [member]	Parent [member]	Parent [member] Issued capital [member]	Parent [member] Retained earnings [member]	Parent [member] Ownership Changes [Member]	Parent [member] Accumulated other comprehensive income [member]
Balance as at Dec. 31, 2018	$ 3,249	$ 1,787	$ 1,462	$ 681	$ 388	$ 115	$ 278
Net (loss) income	284	188	96		96
Other comprehensive income	25	21	4				4
Comprehensive income	309	209	100		96		4
Decrease from Affiliate Distributions to Non-controlling Interest	(204)	(204)
Balance as at Jun. 30, 2019	3,282	1,792	1,490	609	484	115	282
Decrease From Distributions to Parent	(72)		(72)	(72)
Balance as at Mar. 31, 2019	3,272	1,778	1,494	648	436	115	295
Net (loss) income	143	95	48		48
Other comprehensive income	14	27	(13)				(13)
Comprehensive income	157	122	35		48		(13)
Decrease from Affiliate Distributions to Non-controlling Interest	(108)	(108)
Balance as at Jun. 30, 2019	3,282	1,792	1,490	609	484	115	282
Decrease From Distributions to Parent	(39)		(39)	(39)
Balance as at Dec. 31, 2019	3,277	1,623	1,654	431	585	115	523
Net (loss) income	7	156	(149)		(149)
Other comprehensive income	(773)	(497)	(276)				(276)
Comprehensive income	(766)	(341)	(425)		(149)		(276)
Decrease from Affiliate Distributions to Non-controlling Interest	(188)	(188)
Balance as at Jun. 30, 2020	(517)	1,094	(1,611)	53	436	(2,347)	247
Decrease From Distributions to Parent	(33)		(33)	(33)
Special Distribution/Reorganization	(2,807)		(2,807)	(345)		(2,462)
Balance as at Mar. 31, 2020	(143)	1,176	(1,319)	53	702	(2,347)	273
Net (loss) income	(194)	72	(266)		(266)
Other comprehensive income	(93)	(67)	(26)				(26)
Comprehensive income	(287)	5	(292)		(266)		(26)
Decrease from Affiliate Distributions to Non-controlling Interest	(87)	(87)
Balance as at Jun. 30, 2020	$ (517)	$ 1,094	$ (1,611)	$ 53	$ 436	$ (2,347)	$ 247